Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events [Text Block]
Note 13. Subsequent Events

We have evaluated all events that occurred after the balance sheet date through the date when the financial statements were issued to determine if they must be reported. We determined that there were no reportable subsequent events to be disclosed.

19.	SUBSEQUENT EVENTS

HNEI Customer Purchase Order

On February 4, 2011 we accepted a $1.6 million purchase order to supply the University of Hawaii - Hawaii Natural Energy Institute (“HNEI”) a one-megawatt ALTI-ESS energy storage system for a test of wind energy integration.  We anticipate shipping this system to HNEI during the third quarter of 2011.

INE Customer Contract

On February 9, 2011, we signed a contract with Inversiones Energéticas, S.A. de C.V. (“INE”) for the supply and installation of a ten megawatt ALTI-ESS advanced battery system in El Salvador.  Total revenues under the Contract are $18 million to be recognized over an expected 14-month period following Altair’s receipt of the notice to proceed, which is expected in the next 30 days.  Under the Contract, we are responsible for virtually all of the design, supply, labor, installation and commission of the advanced battery system.   We will provide a one-year warranty for the entire system and an additional two-year warranty for the batteries and control system.

Delay in Canon Deal

On February 16, 2011, the Company and Canon entered into a First Amendment to the Share Subscription Agreement dated September 20, 2010 between the Company and Canon. Key amendments to the Agreement effected by the Amendment include the following:

•	extension of the closing deadline and closing date under the Agreement to May 17, 2011;

•
authorization for the Company to raise additional capital from third parties prior to May 1, 2011, subject to a dilution limit of less than 20% of outstanding common shares, and a further limit of $7.5 million in aggregate offerings if any issuance will be made at per share price, taking into account the implied value of any warrants issued in connection with such issuance (the “Per Share Issuance Price”), lower than $1.55;

•	if the Company makes any issuance at a Per Share Issuance Price lower than $1.55, Canon is able to terminate the Agreement in its sole discretion without any liability; and

•
deferral of the purchase and sale of nano lithium titanate under the existing Conditional Supply and Technology Licensing Agreement supply agreement between the Company, its subsidiary Altairnano, Inc. and Canon’s subsidiary Zhuhai Yingtong Energy Co. Ltd. for a period of up to six months or, if later, until the parties have resolved issues related to the transfer of technology.